Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares VIECO USA, Inc.	Additional Paid-in Capital VIECO USA, Inc.	Additional Paid-in Capital	Accumulated Deficit VIECO USA, Inc.	Accumulated Deficit	Non-controlling Interests in VO Holdings, Inc. VIECO USA, Inc.	Accumulated other comprehensive loss VIECO USA, Inc.	VIECO USA, Inc.	Total
Balance at Dec. 31, 2018					$ 305,224,000		$ (346,514,000)		$ 12,592,000		$ (28,698,000)
Balance (in Shares) at Dec. 31, 2018				100
Net income (loss)							(194,622,000)				(194,622,000)
Net loss attributable to non-controlling interests of VO Holdings, Inc.									(194,000)		(194,000)
Vesting of subsidiary stock options									3,529,000		3,529,000
Subsidiary stock options exercised									318,000		318,000
Other comprehensive loss										41,000	41,000
Parent Company contributions					210,819,000						210,819,000
Parent Company distributions					(160,000)						(160,000)
Distributions to related party					(104,200,000)						(104,200,000)
Balance at Dec. 31, 2019					411,683,000		(541,136,000)		16,245,000	41,000	(113,167,000)
Balance (in Shares) at Dec. 31, 2019				100
Net income (loss)							(137,202,000)				(137,202,000)
Net loss attributable to non-controlling interests of VO Holdings, Inc.									(168,000)		(168,000)
Vesting of subsidiary stock options									2,250,000		2,250,000
Subsidiary stock options exercised									220,000		220,000
Other comprehensive loss										35,000	35,000
Parent Company contributions					116,000,000						116,000,000
Parent Company distributions					(118,488,000)						(118,488,000)
Balance at Sep. 30, 2020					409,195,000		(678,338,000)		18,547,000	76,000	(250,520,000)
Balance (in Shares) at Sep. 30, 2020				100
Balance at Dec. 31, 2019					411,683,000		(541,136,000)		16,245,000	41,000	(113,167,000)
Balance (in Shares) at Dec. 31, 2019				100
Net income (loss)							(121,504,000)				(121,504,000)
Net loss attributable to non-controlling interests of VO Holdings, Inc.									(148,000)		(148,000)
Vesting of subsidiary stock options									3,154,000		3,154,000
Subsidiary stock options exercised									409,000		409,000
Advances to non-controlling stockholders									(18,000)		(18,000)
Other comprehensive loss										93,000	93,000
Parent Company contributions					150,000,000						150,000,000
Parent Company distributions					(118,488,000)						(118,488,000)
Balance at Dec. 31, 2020					443,195,000		(662,640,000)		19,642,000	134,000	(199,669,000)
Balance (in Shares) at Dec. 31, 2020				100
Net income (loss)							(115,333,000)				(115,333,000)
Net loss attributable to non-controlling interests of VO Holdings, Inc.									(230,000)		(230,000)
Vesting of subsidiary stock options									8,308,000		8,308,000
Subsidiary stock options exercised									1,733,000		1,733,000
Advances to non-controlling stockholders									18,000		18,000
Other comprehensive loss										(102,000)	(102,000)
Parent Company contributions					137,141,000						137,141,000
Conversion of long-term debt due to Parent Company to Parent Company non-cash contributions					235,108,000						235,108,000
Balance at Sep. 30, 2021			$ 956		815,444,000		(777,973,000)	$ (37,969,314)	29,471,000	32,000	66,974,000	$ (37,968,358)
Balance (in Shares) at Sep. 30, 2021			9,564,864	100
Balance at Jan. 10, 2021
Balance (in Shares) at Jan. 10, 2021
Issuance of Class B ordinary shares to Sponsor	[1]		$ 1,006			23,994						25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]		10,062,500
Net income (loss)								(10,232)				(10,232)
Balance at Jan. 18, 2021			$ 1,006			23,994		(10,232)				14,768
Balance (in Shares) at Jan. 18, 2021			10,062,500
Balance at Jan. 10, 2021
Balance (in Shares) at Jan. 10, 2021
Issuance of Class B ordinary shares to Sponsor			$ 1,006			23,994						25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			10,062,500
Excess cash received over the fair value of the private warrants						221,890						221,890
Excess cash received over the fair value of the private warrants (in Shares)
Accretion of Class A ordinary shares subject to possible redemption amount (over-allotment)						(245,884)		(28,481,756)				(28,727,640)
Accretion of Class A ordinary shares subject to possible redemption amount (over-allotment) (in Shares)
Net income (loss)								(664,970)				(664,970)
Balance at Mar. 31, 2021			$ 1,006					(29,146,726)				(29,145,720)
Balance (in Shares) at Mar. 31, 2021			10,062,500
Forfeiture of Class B ordinary shares			$ (50)			50
Forfeiture of Class B ordinary shares (in Shares)			(497,636)
Accretion of Class A ordinary shares subject to possible redemption amount (over-allotment)						(50)		(2,729,023)				(2,729,073)
Net income (loss)								(17,347,991)				(17,347,991)
Balance at Jun. 30, 2021			$ 956					(49,223,740)				(49,222,784)
Balance (in Shares) at Jun. 30, 2021			9,564,864
Net income (loss)								11,254,426				11,254,426
Balance at Sep. 30, 2021			$ 956		$ 815,444,000		$ (777,973,000)	$ (37,969,314)	$ 29,471,000	$ 32,000	$ 66,974,000	$ (37,968,358)
Balance (in Shares) at Sep. 30, 2021			9,564,864	100

[1]	This number includes up to 1,312,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).